                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


Boston 1784 Florida                              SPECIAL MEETING OF SHAREHOLDERS
Tax-Exempt Income Fund                                            APRIL 28, 2000

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE: _________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                            1784

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


Boston 1784 Institutional                        SPECIAL MEETING OF SHAREHOLDERS
U.S. Treasury Money Market                                        APRIL 28, 2000
Fund

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE: _________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                            1784

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


Boston 1784 Institutional                        SPECIAL MEETING OF SHAREHOLDERS
Prime Money Market Fund                                           APRIL 28, 2000

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE: _________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                            1784

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                  APRIL 28, 2000

Boston 1784 Tax-Free Money Market Fund
TRUST SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                           TRUST

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                  APRIL 28, 2000

Boston 1784 U.S. Treasury Money Market Fund
TRUST SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                           TRUST

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                  APRIL 28, 2000

Boston 1784 Prime Money Market Fund
TRUST SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                           TRUST

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                  APRIL 28, 2000

Boston 1784 Short-Term Income Fund
TRUST SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                           TRUST

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                  APRIL 28, 2000

Boston 1784 Income Fund
TRUST SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                           TRUST

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                  APRIL 28, 2000

Boston 1784 U.S. Government Medium-Term Income Fund
TRUST SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                           TRUST

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                  APRIL 28, 2000

Boston 1784 Tax-Exempt Medium-Term Income Fund
TRUST SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                           TRUST

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                  APRIL 28, 2000

Boston 1784 Connecticut Tax-Exempt Income Fund
TRUST SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                           TRUST

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                  APRIL 28, 2000

Boston 1784 Massachusetts Tax-Exempt Income Fund
TRUST SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                           TRUST

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                  APRIL 28, 2000

Boston 1784 Rhode Island Tax-Exempt Income Fund
TRUST SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                           TRUST

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                  APRIL 28, 2000

Boston 1784 Asset Allocation Fund
TRUST SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                           TRUST

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                  APRIL 28, 2000

Boston 1784 Growth and Income Fund
TRUST SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                           TRUST

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                  APRIL 28, 2000

Boston 1784 Growth Fund
TRUST SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                           TRUST

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                  APRIL 28, 2000

Boston 1784 International Equity Fund
TRUST SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                           TRUST

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
Boston 1784 Tax-Free Money Market Fund                            APRIL 28, 2000
BKB SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                             BKB

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
Boston 1784 U.S. Treasury Money Market Fund                       APRIL 28, 2000
BKB SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                             BKB

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
Boston 1784 Prime Money Market Fund                               APRIL 28, 2000
BKB SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                             BKB

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
Boston 1784 Short-Term Income Fund                                APRIL 28, 2000
BKB SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                             BKB

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
Boston 1784 Income Fund                                           APRIL 28, 2000
BKB SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                             BKB

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
Boston 1784 U.S. Government Medium-Term Income Fund               APRIL 28, 2000
BKB SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                             BKB

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
Boston 1784 Tax-Exempt Medium-Term Income Fund                    APRIL 28, 2000
BKB SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                             BKB

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
Boston 1784 Connecticut Tax-Exempt Income Fund                    APRIL 28, 2000
BKB SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                             BKB

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
Boston 1784 Massachusetts Tax-Exempt Income Fund                  APRIL 28, 2000
BKB SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                             BKB

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
Boston 1784 Rhode Island Tax-Exempt Income Fund                   APRIL 28, 2000
BKB SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                             BKB

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
Boston 1784 Asset Allocation Fund                                 APRIL 28, 2000
BKB SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                             BKB

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
Boston 1784 Growth and Income Fund                                APRIL 28, 2000
BKB SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                             BKB

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
Boston 1784 Growth Fund                                 APRIL 28, 2000
BKB SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                             BKB

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          [GRAPHIC] BOSTON 1784 FUNDS



                       PLEASE VOTE THIS PROXY CARD TODAY

             YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-598-9149
                                       OR
                           LOG ON TO WWW.PROXYWEB.COM
                                       OR
                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE




                   --Please fold and detach card at perforation before mailing--


                                                 SPECIAL MEETING OF SHAREHOLDERS
Boston 1784 International Equity Fund                             APRIL 28, 2000
BKB SHARES

The undersigned hereby appoints James Foggo and Lynda J. Striegel, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of the above fund, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of Boston 1784 Funds ("1784") to be held on April 28, 2000, at 10:00 a.m. (Eastern time), at the offices of 1784's administrator, SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, and at any adjournment thereof, in the manner directed on the reverse side of this form, as set forth in the proxy statement for the meeting, receipt of which is hereby acknowledged, and in the proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF     IF NOT VOTING BY PHONE OR INTERNET, PLEASE
OF THE BOARD OF TRUSTEES.             SIGN, DATE AND RETURN THIS PROXY PROMPTLY
                                      USING THE ENCLOSED ENVELOPE.

                                      DATE:__________________

                                      Note: Please date and sign exactly as name
                                      or names appear hereon. When signing as
                                      attorney, executor, trustee, guardian or
                                      officer of a corporation, please give
                                      title as such.
                                      ------------------------------------------


                                      ------------------------------------------
                                            Signature(s) if held jointly
                                               (Title(s), if required)

                                                                             BKB

         --Please fold and detach card at perforation before mailing--



              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF THE PROPOSAL.

                                                          FOR   AGAINST  ABSTAIN

1. To approve the Agreement and Plan of Reorganization,   / /     / /     / /
   which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of your Boston 1784 Fund to a corresponding investment portfolio of The Galaxy Fund in exchange for shares of the designated classes of the corresponding Galaxy
   Fund of equal value; (2) the distribution of the shares to the shareholders of the Boston 1784 Funds in liquidation of each of the Boston 1784 Funds; and
   (3) the deregistration under the Investment Company
   Act of 1940, as amended, and the termination under state law of Boston 1784 Funds.

                                                                            1784

                          PLEASE VOTE YOUR PROXY TODAY
        PROMPT RESPONSE WILL SAVE THE EXPENSE OF ADDITIONAL SOLICITATIONS

   CHOOSE ONE OF THE VOTING METHODS BELOW THAT IS MOST CONVENIENT FOR YOU:

1. VOTE BY MAIL: Sign and date your proxy card and return it in the enclosed postage paid envelope. NOTE: YOUR PROXY IS NOT VALID UNLESS IT IS SIGNED.

2. VOTE BY TOUCH-TONE PHONE: Dial 1-800-598-9149, enter the CONTROL NUMBER printed on the upper portion of your proxy card and follow the simple instructions. Telephone voting is available 24 hours a day, 7 days a week. THE CALL IS TOLL-FREE. If you received more than one proxy card, you can vote each card during the call. Each card has a different control number.

3. VOTE VIA THE INTERNET: Log on to www.proxyweb.com, enter your CONTROL NUMBER and follow the instructions on the screen. If you received more than one proxy card, you may vote them all during the same session. Each card has a different control number.


                        IF YOU VOTE BY PHONE OR INTERNET,
                      PLEASE DO NOT RETURN YOUR PROXY CARD.


MIS-1784sing

                          PLEASE VOTE YOUR PROXY TODAY
        PROMPT RESPONSE WILL SAVE THE EXPENSE OF ADDITIONAL SOLICITATIONS

   OUR RECORDS INDICATE THAT YOU ARE AMONG THE MANY SHAREHOLDERS WHO HAVE MORE THAN ONE ACCOUNT. TO SAVE THE EXPENSE OF POSTAGE AND PRINTING, WE HAVE ENCLOSED A PROXY CARD FOR EACH OF YOUR ACCOUNTS IN THIS MAILING. PLEASE VOTE EACH CARD SEPARATELY USING ONE OF THE METHODS BELOW.

   CHOOSE ONE OF THE VOTING METHODS BELOW THAT IS MOST CONVENIENT FOR YOU:

1. VOTE BY MAIL: Sign and date your proxy card(s) and return them in the enclosed postage paid envelope. NOTE: YOUR PROXY IS NOT VALID UNLESS IT IS SIGNED.

2. VOTE BY TOUCH-TONE PHONE: Dial 1-800-598-9149, enter the CONTROL NUMBER printed on the upper portion of your proxy card and follow the simple instructions. Telephone voting is available 24 hours a day, 7 days a week. THE CALL IS TOLL-FREE. If you received more than one proxy card, you can vote each card during the call. Each card has a different control number.

3. VOTE VIA THE INTERNET: Log on to www.proxyweb.com, enter your CONTROL NUMBER and follow the instructions on the screen. If you received more than one proxy card, you may vote them all during the same session. Each card has a different control number.


                        IF YOU VOTE BY PHONE OR INTERNET,
                    PLEASE DO NOT RETURN YOUR PROXY CARD(S).


MIS-1784multi